Trade and other receivables (Details Narrative) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Sepia And Atapu [Member]
IfrsStatementLineItems [Line Items]
Receivables	$ 299	$ 398
Roncador [Member]
IfrsStatementLineItems [Line Items]
Sales from trade receivables	121	266
Potiguar Cluster [Member]
IfrsStatementLineItems [Line Items]
Sales from trade receivables	81	157
Pampo And Enchova [Member]
IfrsStatementLineItems [Line Items]
Sales from trade receivables	85	66
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Measured at fair value through profit and loss	$ 727	$ 402